Segments of Business and Geographic Areas (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	$ 2,893	$ 2,384	$ 2,365
Consumer [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	670	526	439
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	729	508	535
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	1,095	1,113	1,114
Operating Segments [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	2,494	2,147	2,088
General Corporate [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	$ 399	$ 237	$ 277